BORROWING ACTIVITIES AND ARRANGEMENTS (Narrative) (Detail 2) - USD ($) $ in Thousands				1 Months Ended				12 Months Ended
	Apr. 01, 2015	Sep. 11, 2014	Mar. 11, 2014	Dec. 16, 2015	Sep. 23, 2015	Mar. 18, 2015	Mar. 19, 2012	Dec. 31, 2015	Oct. 26, 2015	Dec. 31, 2014	Jun. 27, 2014
Borrowing Arrangements [Line Items]
Term loans								$ 750,000		$ 200,000
Long-term Line of Credit								230,000		85,000
Total assets								8,019,009		3,921,645
Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets								$ 572,529		87,931
Trache A-2 Term Loan Facility
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.50%
Credit facility, description of variable rate basis
Tranche A-2 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings

Debt maturity date								Jun. 27, 2017
Omega OP Term Loan Facility
Borrowing Arrangements [Line Items]
Term loans	$ 100,000
Pricing of credit facility at LIBOR plus an applicable percentage	1.50%
Credit facility, description of variable rate basis	The Omega OP Term Loan Facility is priced at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor's, Moody's and/or Fitch Ratings.
Debt maturity date	Jun. 27, 2017
Minimum | Trache A-2 Term Loan Facility
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.00%
Minimum | Omega OP Term Loan Facility
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage	1.00%
Maximum | Trache A-2 Term Loan Facility
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.95%
Maximum | Omega OP Term Loan Facility
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage	1.95%
Senior unsecured revolving credit facility | Omega Credit Agreement
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity	$ 1,000,000
Senior unsecured revolving credit facility | First Amendment to Omega Credit Agreement
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity	1,250,000
Senior unsecured revolving credit facility | First Amendment to Omega Credit Agreement | Trache A-2 Term Loan Facility
Borrowing Arrangements [Line Items]
Term loan, borrowing capacity	$ 200,000
Unsecured borrowings
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity											$ 1,200,000
Unsecured borrowings | 2015 term loan
Borrowing Arrangements [Line Items]
Rate								2.14%
Term loans				$ 250,000				$ 250,000
Pricing of credit facility at LIBOR plus an applicable percentage				1.80%
Credit facility, description of variable rate basis				The 2015 Term Loan Facility is priced at LIBOR plus an applicable percentage (beginning at 180 basis points, with a range of 140 to 235 basis points) based on our ratings from Standard & Poor's, Moody's and/or Fitch Ratings
Debt maturity date				Dec. 16, 2022
Term loan, borrowing capacity				$ 400,000
Unsecured borrowings | 2015 term loan | Interest rate swaps
Borrowing Arrangements [Line Items]
Rate				3.8005%
Credit facility, description of variable rate basis				1-month LIBOR
Debt maturity date				Dec. 15, 2022
Unsecured borrowings | 2015 term loan | Minimum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage				1.40%
Unsecured borrowings | 2015 term loan | Minimum | Interest rate swaps
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage				0.40%
Unsecured borrowings | 2015 term loan | Maximum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage				2.35%
Unsecured borrowings | 2015 term loan | Maximum | Interest rate swaps
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage				0.55%
Unsecured borrowings | Senior unsecured revolving credit facility
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity											1,000,000
Pricing of credit facility at LIBOR plus an applicable percentage								1.30%
Credit facility, description of variable rate basis								The Revolving Credit Facility is priced at LIBOR plus an applicable percentage (beginning at 130 basis points, with a range of 92.5 to 170 basis points) based on our ratings from Standard & Poor's, Moody's and/or Fitch Ratings
Facility fee, basis spread on variable rate								0.25%
Facility fee, description of variable rate basis								facility fee based on the same ratings (initially 25 basis points, with a range of 12.5 to 30 basis points)
Debt maturity date								Jun. 27, 2018
Unsecured borrowings | Senior unsecured revolving credit facility | Minimum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								0.925%
Facility fee, basis spread on variable rate								0.125%
Unsecured borrowings | Senior unsecured revolving credit facility | Maximum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.70%
Facility fee, basis spread on variable rate								0.30%
Unsecured borrowings | Tranche A-1
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity											200,000
Rate								1.92%
Term loans								$ 200,000		200,000
Pricing of credit facility at LIBOR plus an applicable percentage								1.50%
Credit facility, description of variable rate basis
Tranche A-1 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings

Debt maturity date								Jun. 27, 2019
Unsecured borrowings | Tranche A-1 | Minimum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.00%
Unsecured borrowings | Tranche A-1 | Maximum
Borrowing Arrangements [Line Items]
Pricing of credit facility at LIBOR plus an applicable percentage								1.95%
Unsecured borrowings | Initial 2022 Notes
Borrowing Arrangements [Line Items]
Rate					6.75%				6.75%
Senior notes outstanding					$ 575,000					575,000
Unsecured borrowings | 2026 Notes
Borrowing Arrangements [Line Items]
Rate					5.25%			5.25%
Senior notes outstanding					$ 600,000			$ 600,000
Debt maturity date					Jan. 15, 2026
Debt instrument, issuance price, percentage of principal amount issued					99.717%
Net proceeds from issuance of debt, after deducting initial purchasers' discounts					$ 594,400
Unsecured borrowings | 2026 Notes | Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets								$ 598,600
Unsecured borrowings | 2027 Notes
Borrowing Arrangements [Line Items]
Rate						4.50%		4.50%
Senior notes outstanding						$ 700,000		$ 700,000
Debt maturity date						Apr. 01, 2027
Debt instrument, issuance price, percentage of principal amount issued						98.546%
Net proceeds from issuance of debt, after deducting initial purchasers' discounts						$ 683,000
Unsecured borrowings | 2027 Notes | Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets						$ 598,600
Unsecured borrowings | 2012 Credit Facility
Borrowing Arrangements [Line Items]
Credit facility, borrowing capacity											$ 700,000
Unsecured borrowings | 4.50% notes due 2025
Borrowing Arrangements [Line Items]
Rate		4.50%						4.50%
Senior notes outstanding		$ 250,000						$ 250,000		250,000
Debt maturity date		Jan. 15, 2015
Debt instrument, issuance price, percentage of principal amount issued		99.131%
Gross proceeds from issuance of debt		$ 247,800
Unsecured borrowings | 4.50% notes due 2025 | Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets								$ 598,600
Unsecured borrowings | 4.95% Notes due 2024
Borrowing Arrangements [Line Items]
Rate			4.95%					4.95%
Senior notes outstanding			$ 400,000					$ 400,000		400,000
Debt maturity date			Apr. 01, 2024
Debt instrument, issuance price, percentage of principal amount issued			98.58%
Gross proceeds from issuance of debt			$ 394,300
Unsecured borrowings | 4.95% Notes due 2024 | Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets								$ 598,600
Unsecured borrowings | 5.875% Notes due 2024
Borrowing Arrangements [Line Items]
Rate							5.875%	5.875%
Senior notes outstanding							$ 400,000	$ 400,000		$ 400,000
Debt maturity date							Mar. 15, 2024
Unsecured borrowings | 5.875% Notes due 2024 | Non - Guarantor Subsidiaries
Borrowing Arrangements [Line Items]
Total assets								$ 598,600